Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	₨ (3,053)	₨ (4,329)	₨ (2,293)
Fair value measurements at reporting date using [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	(3,053)	(4,329)
Fair value measurements at reporting date using [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	772	2,242
Fair value of financial liabilities	(2,534)	(299)
Fair value measurements at reporting date using [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	0	0
Fair value measurements at reporting date using [member] | Level 1 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	0	0
Fair value measurements at reporting date using [member] | Level 2 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	772	2,242
Fair value of financial liabilities	(2,534)	(299)
Fair value measurements at reporting date using [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	(3,053)	(4,329)
Fair value measurements at reporting date using [member] | Level 3 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,101	796
Fair value of financial liabilities	(470)	(334)
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,101	796
Fair value of financial liabilities	(470)	(334)
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	40,262	15,550
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	40,262	15,550
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,300	513
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,300	513
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Equity Instruments [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	19,420	16,939
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	99	41
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	574
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	19,321	16,324
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	245,195	204,839
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,256	1,251
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	243,939	203,588
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	₨ 0	₨ 0